Stock option liabilities, Changes to Stock Option Liabilities (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Derivative Stock Option Liabilities [Abstract]
Change in fair value of stock option liabilities	$ 0	$ 49,500	$ (719,000)	$ 50,700
Stock Option Liabilities [Member]
Derivative Stock Option Liabilities [Abstract]
Balance beginning period			0
Stock options fair value upon change De-SPAC transaction (Note 4)			330,090
Change in fair value of stock option liabilities			(294,441)
Balance end period	$ 35,649		$ 35,649